JPMorgan Large Cap Value Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.3%
Aerospace & Defense — 3.1%
Boeing Co. (The) *	308	66,403
RTX Corp.	552	92,448
Textron, Inc.	61	5,150
		164,001
Automobile Components — 0.3%
Gentex Corp.	584	16,526
Automobiles — 0.7%
General Motors Co.	574	34,996
Banks — 12.3%
Bank of America Corp.	3,825	197,348
Comerica, Inc.	498	34,118
Fifth Third Bancorp	1,500	66,817
First Citizens BancShares, Inc., Class A	56	100,156
First Horizon Corp.	1,343	30,379
US Bancorp	1,288	62,240
Wells Fargo & Co.	1,997	167,379
		658,437
Biotechnology — 3.0%
AbbVie, Inc.	262	60,681
Biogen, Inc. *	148	20,751
Regeneron Pharmaceuticals, Inc.	73	40,820
Vertex Pharmaceuticals, Inc. *	100	39,270
		161,522
Broadline Retail — 2.8%
Alibaba Group Holding Ltd., ADR (China)	187	33,500
Amazon.com, Inc. *	534	117,223
		150,723
Building Products — 1.0%
Carrier Global Corp.	932	55,620
Capital Markets — 0.4%
Jefferies Financial Group, Inc.	326	21,312
Chemicals — 2.0%
Chemours Co. (The)	2,084	33,021
FMC Corp.	2,204	74,111
		107,132
Construction Materials — 0.9%
Amrize Ltd. *	737	35,801
James Hardie Industries plc, ADR * (a)	697	13,385
		49,186
Consumer Finance — 1.2%
American Express Co.	194	64,304

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.2%
BJ's Wholesale Club Holdings, Inc. *	279	26,022
Performance Food Group Co. *	383	39,858
		65,880
Containers & Packaging — 1.6%
Ball Corp.	1,196	60,319
Graphic Packaging Holding Co.	788	15,412
Silgan Holdings, Inc.	293	12,607
		88,338
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	2,064	58,294
Verizon Communications, Inc.	1,371	60,242
		118,536
Electric Utilities — 2.7%
NextEra Energy, Inc.	535	40,362
PG&E Corp.	884	13,329
Southern Co. (The)	966	91,591
		145,282
Electrical Equipment — 2.0%
Emerson Electric Co.	829	108,780
Electronic Equipment, Instruments & Components — 3.9%
CDW Corp.	238	37,950
Corning, Inc.	1,304	106,948
TD SYNNEX Corp.	405	66,297
		211,195
Entertainment — 1.2%
Walt Disney Co. (The)	578	66,213
Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B *	109	54,868
Corpay, Inc. *	63	18,033
Fiserv, Inc. *	349	44,999
MGIC Investment Corp.	982	27,856
		145,756
Health Care Equipment & Supplies — 1.3%
Medtronic plc	720	68,565
Health Care Providers & Services — 8.0%
Cardinal Health, Inc.	142	22,308
Cencora, Inc.	59	18,442
Cigna Group (The)	239	68,802
Elevance Health, Inc.	131	42,233
Humana, Inc.	528	137,467
Labcorp Holdings, Inc.	130	37,457

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Quest Diagnostics, Inc.	171	32,495
UnitedHealth Group, Inc.	211	72,722
		431,926
Health Care REITs — 1.0%
Ventas, Inc.	746	52,234
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp. *	1,102	31,854
Darden Restaurants, Inc.	220	41,813
		73,667
Household Durables — 1.2%
Lennar Corp., Class A	506	63,711
Industrial Conglomerates — 0.7%
3M Co.	253	39,313
Insurance — 0.6%
Arch Capital Group Ltd.	352	31,948
Interactive Media & Services — 3.1%
Alphabet, Inc., Class C	686	167,047
IT Services — 0.2%
Accenture plc, Class A (Ireland)	33	8,248
Machinery — 3.6%
AGCO Corp.	345	36,906
Cummins, Inc.	114	48,168
Flowserve Corp.	1,035	54,995
Gates Industrial Corp. plc *	2,041	50,662
		190,731
Metals & Mining — 2.6%
Alcoa Corp.	589	19,359
Cleveland-Cliffs, Inc. *	1,621	19,779
Freeport-McMoRan, Inc.	1,151	45,146
Newmont Corp.	279	23,565
Rio Tinto plc, ADR (Australia)	461	30,408
		138,257
Multi-Utilities — 1.3%
Dominion Energy, Inc.	1,143	69,894
Oil, Gas & Consumable Fuels — 5.5%
ConocoPhillips	231	21,849
EOG Resources, Inc.	537	60,253
EQT Corp.	1,366	74,339
Equinor ASA, ADR (Norway) (a)	1,078	26,278
Expand Energy Corp.	425	45,122
Exxon Mobil Corp.	191	21,524
Range Resources Corp.	1,185	44,627
		293,992

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Passenger Airlines — 1.8%
Delta Air Lines, Inc.	454	25,790
Southwest Airlines Co.	2,151	68,634
		94,424
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	743	33,518
Johnson & Johnson	558	103,499
Merck & Co., Inc.	378	31,732
Novo Nordisk A/S, ADR (Denmark) (a)	560	31,062
		199,811
Real Estate Management & Development — 0.1%
Zillow Group, Inc., Class C *	97	7,503
Semiconductors & Semiconductor Equipment — 2.6%
ASML Holding NV (Registered), NYRS (Netherlands)	24	23,311
NXP Semiconductors NV (Netherlands)	282	64,236
ON Semiconductor Corp. *	441	21,728
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	105	29,397
		138,672
Software — 0.5%
Salesforce, Inc.	107	25,334
Specialized REITs — 2.0%
Equinix, Inc.	141	110,078
Technology Hardware, Storage & Peripherals — 7.1%
Hewlett Packard Enterprise Co.	1,381	33,907
Sandisk Corp. *	329	36,934
Seagate Technology Holdings plc	436	102,932
Western Digital Corp.	1,705	204,699
		378,472
Textiles, Apparel & Luxury Goods — 1.1%
Kontoor Brands, Inc.	758	60,430
Tobacco — 2.7%
Philip Morris International, Inc.	895	145,213
Trading Companies & Distributors — 1.8%
AerCap Holdings NV (Ireland)	639	77,403
WESCO International, Inc.	96	20,255
		97,658
Water Utilities — 0.2%
Essential Utilities, Inc.	264	10,537
Total Common Stocks (Cost $4,486,063)		5,331,404
Short-Term Investments — 1.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (b) (c) (Cost $43,348)	43,336	43,353

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $51,761)	51,761	51,761
Total Short-Term Investments (Cost $95,109)		95,114
Total Investments — 101.1% (Cost $4,581,172)		5,426,518
Liabilities in Excess of Other Assets — (1.1)%		(59,437)
NET ASSETS — 100.0%		5,367,081

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $49,954.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,426,518	$—	$—	$5,426,518

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$28,240	$615,407	$600,309	$13	$2	$43,353	43,336	$935	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	19,800	84,208	52,247	—	—	51,761	51,761	121	—
Total	$48,040	$699,615	$652,556	$13	$2	$95,114		$1,056	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.